Segment Information - Geographical Area - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Venezuela [member]
Disclosure of geographical areas [line items]
Adjustment in respect of price growth in Venezuela	1.30%	0.00%
Price growth prior to Venezuela adjustment	1.50%
Exchange rate impact prior to Venezuela adjustment	(10.10%)
The Americas [member]
Disclosure of geographical areas [line items]
Adjustment in respect of price growth in Venezuela	4.20%